Derivative and Hedging Instruments - Reconciliation Of Accumulated Other Comprehensive Income (Loss) Related To Cash Flow Hedges (Details) - Cash flow hedges - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated other comprehensive income (loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning of year	$ (149)	$ (107)
Hedging gains (losses) recognized in AOCI during the year	193	50
Reclassification from AOCI to income	34	92
Accumulated other comprehensive income (loss), end of year	10	(149)
Reclassification adjustment related to de-designated hedges as hedged item affects income	0	0
Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur	0	0
Interest rate risk
Accumulated other comprehensive income (loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning of year	1	0
Hedging gains (losses) recognized in AOCI during the year	(3)	1
Reclassification from AOCI to income	0	0
Accumulated other comprehensive income (loss), end of year	(2)	1
Reclassification adjustment related to de-designated hedges as hedged item affects income	0	0
Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur	0	0
Foreign exchange and interest rate risk
Accumulated other comprehensive income (loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning of year	(107)	(114)
Hedging gains (losses) recognized in AOCI during the year	(32)	23
Reclassification from AOCI to income	(75)	16
Accumulated other comprehensive income (loss), end of year	(64)	(107)
Reclassification adjustment related to de-designated hedges as hedged item affects income	0	0
Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur	0	0
Foreign exchange translation risk
Accumulated other comprehensive income (loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning of year	3	5
Hedging gains (losses) recognized in AOCI during the year	23	(10)
Reclassification from AOCI to income	26	(8)
Accumulated other comprehensive income (loss), end of year	0	3
Reclassification adjustment related to de-designated hedges as hedged item affects income	0	0
Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur	0	0
CPI risk
Accumulated other comprehensive income (loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning of year	(85)	0
Hedging gains (losses) recognized in AOCI during the year	60	(4)
Reclassification from AOCI to income	17	81
Accumulated other comprehensive income (loss), end of year	(42)	(85)
Reclassification adjustment related to de-designated hedges as hedged item affects income	0	0
Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur	0	0
Equity risk
Accumulated other comprehensive income (loss) [Roll Forward]
Accumulated other comprehensive income (loss), beginning of year	39	2
Hedging gains (losses) recognized in AOCI during the year	145	40
Reclassification from AOCI to income	66	3
Accumulated other comprehensive income (loss), end of year	118	39
Reclassification adjustment related to de-designated hedges as hedged item affects income	0	0
Reclassification adjustment related to items for which the hedged future cash flows are no longer expected to occur	$ 0	$ 0